FEDERATED ADVISER SERIES

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 7, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED ADVISER SERIES (the “Registrant”)

Federated Emerging Markets Equity Fund

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

Federated International Equity Fund

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

Federated International Growth Fund

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

(collectively, the “Funds”)

1933 Act File No. 333-218374

1940 Act File No. 811-23259

Dear Sir or Madam:

Post-Effective Amendment No. 16 under the Securities Act of 1933 and Amendment No. 17 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted.

A Rule 485(a) filing is being made to register three new open-end management investment companies that are intended to become the legal entity survivors in a pending tax-free reorganization (the “Reorganization”.)

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective August 26, 2019 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933.

Accordingly, the Funds will be effective prior to the effective date of the Funds’ registration statement on Form N-14 regarding the Reorganization that is intended to be filed on or about August 13, 2019, pursuant to Rule 488, but will not commence operations prior to the completion of the Reorganization.

We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

If you have any questions on the enclosed material, please contact me at 412-288-8652.

Very truly yours,

/s/ M. Allison Miller

M. Allison Miller

Senior Paralegal

Enclosures